Segment Reporting	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Reporting

Note 10. Segment Reporting

The Company has one operating segment, which was identified based upon the availability of discrete financial information and the chief operating decision makers’ regular review of financial information.